Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Net operating loss carryover	$ 354,895	$ 218,404
Stock-based compensation	93,183	7,168
Research and development expense capitalization	2,111,518
Research and development tax credit		62,513
Total deferred tax assets	2,559,596	288,085
Valuation allowance	(2,559,596)	(288,085)
Deferred tax asset, net of allowance